Financial Income, Net	12 Months Ended
Dec. 31, 2022
Financial Income, Net
Financial Income, Net

(C.4) Financial Income, Net

€ millions	2022	2021	2020
Finance income	820	3,123	1,473
Thereof gains from financial assets at fair value through profit or loss	608	3,067	1,360
Finance costs	-2,205	-949	-697
Thereof losses from financial assets at fair value through profit or loss	-1,802	-654	-342
Thereof interest expense from financial liabilities at amortized cost	-208	-160	-179
Thereof interest expense from financial liabilities at fair value through profit or loss	-69	-50	-76
 Financial income, net	-1,385	2,174	776